Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risk - Financial Instruments that are not Measured at Fair Value on a Recurring Basis (Details) - Financial Instruments Not Measured at Fair Value on a Recurring Basis - USD ($)
$ in Millions
	Nov. 30, 2019	Nov. 30, 2018
Carrying Value
Assets
Long-term other assets	$ 181	$ 127
Total	181	127
Liabilities
Total	11,634	10,394
Carrying Value | Fixed Rate
Liabilities
Debt	7,438	5,699
Carrying Value | Floating Rate
Liabilities
Debt	4,195	4,695
Fair Value | Level 1
Assets
Long-term other assets	0	0
Total	0	0
Liabilities
Total	0	0
Fair Value | Level 1 | Fixed Rate
Liabilities
Debt	0	0
Fair Value | Level 1 | Floating Rate
Liabilities
Debt	0	0
Fair Value | Level 2
Assets
Long-term other assets	31	30
Total	31	30
Liabilities
Total	12,030	10,526
Fair Value | Level 2 | Fixed Rate
Liabilities
Debt	7,782	5,799
Fair Value | Level 2 | Floating Rate
Liabilities
Debt	4,248	4,727
Fair Value | Level 3
Assets
Long-term other assets	149	95
Total	149	95
Liabilities
Total	0	0
Fair Value | Level 3 | Fixed Rate
Liabilities
Debt	0	0
Fair Value | Level 3 | Floating Rate
Liabilities
Debt	$ 0	$ 0